SEGMENT INFORMATION - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of revenue
Revenue	₽ 480,293	₽ 442,911	₽ 435,692
Recognised over time
Disaggregation of revenue
Revenue	409,964	390,760	386,486
Recognised at point of time
Disaggregation of revenue
Revenue	70,329	52,151	49,206
External Customers
Disaggregation of revenue
Revenue	480,293	442,911	435,692
Mobile services
Disaggregation of revenue
Revenue	340,254	333,135	328,216
Fixed line services
Disaggregation of revenue
Revenue	56,296	56,372	56,558
Finance services
Disaggregation of revenue
Revenue	11,553
Integration services
Disaggregation of revenue
Revenue	1,538	1,253	1,712
Sales of goods
Disaggregation of revenue
Revenue	69,403	52,151	49,206
Other services
Disaggregation of revenue
Revenue	1,249
Total
Disaggregation of revenue
Revenue	461,325	425,188	416,878
Total | Recognised over time
Disaggregation of revenue
Revenue	401,168	379,003	372,155
Total | Recognised at point of time
Disaggregation of revenue
Revenue	60,157	46,185	44,723
Total | External Customers
Disaggregation of revenue
Revenue	461,325	425,188	416,878
Total | Mobile services
Disaggregation of revenue
Revenue	333,487	322,793	315,696
Total | Fixed line services
Disaggregation of revenue
Revenue	55,919	56,019	56,274
Total | Finance services
Disaggregation of revenue
Revenue	11,313
Total | Integration services
Disaggregation of revenue
Revenue	449	191	185
Total | Sales of goods
Disaggregation of revenue
Revenue	60,157	46,185	44,723
Russia Convergent
Disaggregation of revenue
Revenue	386,838	365,846	355,056
Russia Convergent | Recognised over time
Disaggregation of revenue
Revenue	327,432	319,822	310,417
Russia Convergent | Recognised at point of time
Disaggregation of revenue
Revenue	59,406	46,024	44,639
Russia Convergent | External Customers
Disaggregation of revenue
Revenue	386,838	365,846	355,056
Russia Convergent | Mobile services
Disaggregation of revenue
Revenue	304,049	297,273	288,547
Russia Convergent | Fixed line services
Disaggregation of revenue
Revenue	22,939	22,358	21,685
Russia Convergent | Integration services
Disaggregation of revenue
Revenue	444	191	185
Russia Convergent | Sales of goods
Disaggregation of revenue
Revenue	59,406	46,024	44,639
Moscow fixed line
Disaggregation of revenue
Revenue	34,348	34,350	34,796
Moscow fixed line | Recognised over time
Disaggregation of revenue
Revenue	34,231	34,251	34,771
Moscow fixed line | Recognised at point of time
Disaggregation of revenue
Revenue	117	99	25
Moscow fixed line | External Customers
Disaggregation of revenue
Revenue	34,348	34,350	34,796
Moscow fixed line | Mobile services
Disaggregation of revenue
Revenue	1,487	798	425
Moscow fixed line | Fixed line services
Disaggregation of revenue
Revenue	32,739	33,453	34,346
Moscow fixed line | Integration services
Disaggregation of revenue
Revenue	5
Moscow fixed line | Sales of goods
Disaggregation of revenue
Revenue	117	99	25
Ukraine
Disaggregation of revenue
Revenue	28,826	24,992	27,026
Ukraine | Recognised over time
Disaggregation of revenue
Revenue	28,192	24,930	26,967
Ukraine | Recognised at point of time
Disaggregation of revenue
Revenue	634	62	59
Ukraine | External Customers
Disaggregation of revenue
Revenue	28,826	24,992	27,026
Ukraine | Mobile services
Disaggregation of revenue
Revenue	27,951	24,722	26,724
Ukraine | Fixed line services
Disaggregation of revenue
Revenue	241	208	243
Ukraine | Sales of goods
Disaggregation of revenue
Revenue	634	62	59
MTS Bank
Disaggregation of revenue
Revenue	11,313
MTS Bank | Recognised over time
Disaggregation of revenue
Revenue	11,313
MTS Bank | External Customers
Disaggregation of revenue
Revenue	11,313
MTS Bank | Finance services
Disaggregation of revenue
Revenue	11,313
Other
Disaggregation of revenue
Revenue	19,550	17,618	18,689
Other | Recognised over time
Disaggregation of revenue
Revenue	9,378	11,652	14,206
Other | Recognised at point of time
Disaggregation of revenue
Revenue	10,172	5,966	4,483
Other | External Customers
Disaggregation of revenue
Revenue	19,550	17,618	18,689
Other | Mobile services
Disaggregation of revenue
Revenue	6,663	10,237	12,395
Other | Fixed line services
Disaggregation of revenue
Revenue	377	353	284
Other | Integration services
Disaggregation of revenue
Revenue	1,089	1,062	1,527
Other | Sales of goods
Disaggregation of revenue
Revenue	10,172	5,966	4,483
Other | Other services
Disaggregation of revenue
Revenue	1,249
HQ and elimination
Disaggregation of revenue
Revenue	(582)	105	125
HQ and elimination | Recognised over time
Disaggregation of revenue
Revenue	(582)	105	125
HQ and elimination | External Customers
Disaggregation of revenue
Revenue	(582)	105	125
HQ and elimination | Mobile services
Disaggregation of revenue
Revenue	104	105	125
HQ and elimination | Finance services
Disaggregation of revenue
Revenue	240
HQ and elimination | Sales of goods
Disaggregation of revenue
Revenue	(926)
Intersegment elimination | Total
Disaggregation of revenue
Revenue	12,185	10,930	11,881
Intersegment elimination | Russia Convergent
Disaggregation of revenue
Revenue	6,258	5,136	4,849
Intersegment elimination | Moscow fixed line
Disaggregation of revenue
Revenue	4,498	4,683	4,871
Intersegment elimination | Ukraine
Disaggregation of revenue
Revenue	891	1,111	2,161
Intersegment elimination | MTS Bank
Disaggregation of revenue
Revenue	538
Intersegment elimination | Other
Disaggregation of revenue
Revenue	12,780	12,785	14,423
Intersegment elimination | HQ and elimination
Disaggregation of revenue
Revenue	(24,965)	(23,715)	(26,304)
Operating segments
Disaggregation of revenue
Revenue	480,293	442,911	435,692
Operating segments | Mobile services
Disaggregation of revenue
Revenue	(3,274)	(3,819)	(5,288)
Operating segments | Fixed line services
Disaggregation of revenue
Revenue	(59)	(68)	(56)
Operating segments | Integration services
Disaggregation of revenue
Revenue	(655)	(916)	(996)
Operating segments | Sales of goods
Disaggregation of revenue
Revenue	(1,048)	(829)	(821)
Operating segments | Total
Disaggregation of revenue
Revenue	473,510	436,118	428,759
Operating segments | Russia Convergent
Disaggregation of revenue
Revenue	393,096	370,982	359,905
Operating segments | Moscow fixed line
Disaggregation of revenue
Revenue	38,846	39,033	39,667
Operating segments | Ukraine
Disaggregation of revenue
Revenue	29,717	26,103	29,187
Operating segments | MTS Bank
Disaggregation of revenue
Revenue	11,851
Operating segments | Other
Disaggregation of revenue
Revenue	32,330	30,403	33,112
Operating segments | HQ and elimination
Disaggregation of revenue
Revenue	₽ (25,547)	₽ (23,610)	₽ (26,179)